EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS - Adiitional Information (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 132.0
Working capital facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	45.0
Bocomm
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 87.2